UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21496

  Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ---------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ---------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: November 30
                                              -------------

                   Date of reporting period:  August 31, 2017
                                            -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
(MFD)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2017 (UNAUDITED)

    SHARES                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------   --------------
COMMON STOCKS (a) - 76.1%

                 AUSTRALIA - 7.7%
        352,836  APA Group (b)..........................................................   $    2,485,116
        839,653  Sydney Airport (b).....................................................        4,939,371
        170,172  Transurban Group (b)...................................................        1,644,984
                                                                                           --------------
                                                                                                9,069,471
                                                                                           --------------

                 CANADA - 18.5%
        164,026  Enbridge, Inc. (b).....................................................        6,557,099
         69,700  Inter Pipeline, Ltd. (b)...............................................        1,276,508
         90,071  Northland Power, Inc. (b)..............................................        1,727,488
         25,321  Pembina Pipeline Corp. (b).............................................          816,152
        101,688  TransCanada Corp. (b)..................................................        5,163,593
        440,400  Veresen, Inc. (b)......................................................        6,203,512
                                                                                           --------------
                                                                                               21,744,352
                                                                                           --------------

                 CAYMAN ISLANDS - 4.1%
      7,839,500  Hopewell Highway Infrastructure, Ltd. (b)..............................        4,808,434
                                                                                           --------------

                 FRANCE - 3.0%
        296,179  Groupe Eurotunnel SE (b)...............................................        3,531,145
                                                                                           --------------

                 GERMANY - 2.5%
         65,314  Innogy SE (b) (c)......................................................        2,878,802
                                                                                           --------------

                 HONG KONG - 2.8%
      1,021,641  China Merchants Port Holdings Co., Ltd. (b)............................        3,342,045
                                                                                           --------------

                 ITALY - 8.7%
      1,133,078  Enav S.p.A. (b) (c)....................................................        5,015,100
        875,997  Terna Rete Elettrica Nazionale S.p.A (b)...............................        5,172,430
                                                                                           --------------
                                                                                               10,187,530
                                                                                           --------------

                 MEXICO - 1.6%
        340,000  Infraestructura Energetica Nova S.A.B. de C.V. (b).....................        1,853,914
                                                                                           --------------

                 NETHERLANDS - 3.4%
         93,155  Koninklijke Vopak N.V. ................................................        3,942,913
                                                                                           --------------

                 SINGAPORE - 2.7%
      7,055,200  Hutchison Port Holdings Trust (b)......................................        3,210,116
                                                                                           --------------

                 SPAIN - 3.0%
         80,294  Abertis Infraestructuras S.A. (b)......................................        1,624,959
        226,531  Iberdrola S.A. (b).....................................................        1,850,229
                                                                                           --------------
                                                                                                3,475,188
                                                                                           --------------

                 UNITED KINGDOM - 8.8%
        648,781  National Grid PLC (b)..................................................        8,177,087
        198,662  Pennon Group PLC (b)...................................................        2,085,933
                                                                                           --------------
                                                                                               10,263,020
                                                                                           --------------

                 UNITED STATES - 9.3%
        165,600  Kinder Morgan, Inc. (b)................................................        3,201,048
         42,000  Sempra Energy (b)......................................................        4,953,060


                        See Notes to Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
(MFD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

 SHARES/UNITS                                  DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------   --------------
COMMON STOCKS (a) (CONTINUED)

                 UNITED STATES (CONTINUED)
         25,100  Southwest Gas Holdings, Inc. (b).......................................   $    1,995,952
         26,800  Williams (The) Cos., Inc. (b)..........................................          796,764
                                                                                           --------------
                                                                                               10,946,824
                                                                                           --------------
                 TOTAL COMMON STOCKS ...................................................       89,253,754
                 (Cost $80,233,489)                                                        --------------

MASTER LIMITED PARTNERSHIPS (a) - 17.3%

                 UNITED STATES - 17.3%
        115,800  Buckeye Partners, L.P. (b).............................................        6,622,602
        168,700  Enbridge Energy Partners, L.P. (b).....................................        2,569,301
        284,554  Enterprise Products Partners, L.P. (b).................................        7,418,323
         54,900  Magellan Midstream Partners, L.P. (b)..................................        3,699,711
                                                                                           --------------
                 TOTAL MASTER LIMITED PARTNERSHIPS .....................................       20,309,937
                 (Cost $19,344,847)                                                        --------------


   PRINCIPAL                                                                   STATED
     VALUE                       DESCRIPTION                    RATE (d)    MATURITY (e)       VALUE
---------------  --------------------------------------------   ---------   ------------   --------------
SENIOR FLOATING-RATE LOAN INTERESTS  - 34.5%

                 CAYMAN ISLANDS - 1.9%
$     1,400,000  Sable International Finance Ltd., Term B-3,
                    3 Mo. LIBOR + 3.50%, 0.00% Floor ........     4.73%       01/19/25          1,391,544
        750,000  Sable International Finance Ltd., Term B-3,
                    3 Mo. LIBOR + 3.50%, 0.00% Floor ........     3.50%       01/31/25            745,470
                                                                                           --------------
                                                                                                2,137,014
                                                                                           --------------

                 FRANCE - 2.1%
      1,488,750  Numericable US LLC, USD Term Loan B-10,
                    3 Mo. LIBOR + 3.25%, 0.75% Floor ........     4.56%       01/31/25          1,494,065
        997,500  Numericable US LLC, USD Term Loan B-11,
                    3 Mo. LIBOR + 2.75%, 0.00% Floor ........     4.06%       06/22/25            991,764
                                                                                           --------------
                                                                                                2,485,829
                                                                                           --------------

                 UNITED STATES - 30.5%
      1,467,500  Advanced Disposal Services, Inc., Initial
                    Term Loan, 3 Mo. LIBOR + 2.75%,
                    0.75% Floor .............................     3.95%       11/10/23          1,474,148
      2,183,129  Altice US Finance I Corp., March 2017 Term
                    Loan, 3 Mo. LIBOR + 2.25%, 0.00%
                    Floor ...................................     3.48%       07/14/25          2,166,079
        500,000  BCP Raptor LLC, Initial Term Loan, 3 Mo.
                    LIBOR + 4.25%, 1.00% Floor ..............     5.51%       06/08/24            502,915
        498,750  Calpine Corp., Term Loan (02/17), 3 Mo.
                    LIBOR + 1.75%, 0.00% Floor ..............     2.99%       12/31/19            496,984
      1,974,811  Calpine Corp., Term Loan (05/15), 3 Mo.
                    LIBOR + 2.75%, 0.75% Floor ..............     4.05%       01/15/24          1,967,722


                        See Notes to Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
(MFD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                   STATED
     VALUE                       DESCRIPTION                    RATE (d)    MATURITY (e)       VALUE
---------------  --------------------------------------------   ---------   ------------   --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                 UNITED STATES (CONTINUED)
$       533,000  CenturyLink, Inc., Term Loan B, 3 Mo.
                    LIBOR + 2.75%, 0.00% Floor ..............     2.75%       01/31/25     $      521,231
        774,070  Charter Communications Operating LLC,
                    Term H-I Loan, 3 Mo. LIBOR + 2.00%,
                    0.00% Floor .............................     3.24%       01/15/22            776,106
      1,975,000  Charter Communications Operating LLC,
                    Term I-1 Loan, 3 Mo. LIBOR + 2.25%,
                    0.00% Floor .............................     3.49%       01/15/24          1,983,769
        282,579  CHS/Community Health Systems, Inc.,
                    Incremental 2019 Term G Loan, 3 Mo.
                    LIBOR + 2.75%, 1.00% Floor ..............     3.98%       12/31/19            281,742
        430,662  CHS/Community Health Systems, Inc.,
                    Incremental 2019 Term G Loan, 3 Mo.
                    LIBOR + 2.75%, 1.00% Floor ..............     3.95%       12/31/19            429,387
      1,720,688  CSC Holdings, LLC, 2017 Refinancing Term
                    Loan, 3 Mo. LIBOR + 2.25%, 0.00%
                    Floor ...................................     3.48%       07/15/25          1,708,505
        995,000  Dayton Power & Light (The) Co., Term Loan,
                    3 Mo. LIBOR + 3.25%, 0.00% Floor ........     4.49%       08/24/22          1,006,612
      1,270,601  Dynegy Inc., Tranche C-1 Term Loan, 3 Mo.
                    LIBOR + 3.25%, 1.00% Floor ..............     4.49%       02/07/24          1,272,113
      1,124,000  Green Energy Partners/Stonewell LLC, Term
                    B-1 Conversion Advance, 3 Mo. LIBOR
                    + 5.50%, 1.00% Floor ....................     6.80%       11/13/21          1,045,320
      1,488,769  HCA, Inc., Tranch B-9 Term Loan, 3 Mo.
                    LIBOR + 2.00%, 0.00% Floor ..............     3.24%       03/18/23          1,492,952
      1,046,423  IASIS Healthcare LLC, First Lien Term B-3
                    Loan, 3 Mo. LIBOR + 4.00%, 1.25%
                    Floor ...................................     5.25%       02/17/21          1,048,778
      2,880,000  Level 3 Financing, Inc., Tranche B 2024
                    Term Loan, 3 Mo. LIBOR + 2.00%, 0.00%
                    Floor ...................................     3.49%       02/22/24          2,877,293
      1,188,000  NRG Energy, Inc., Term Loan, 3 Mo.
                    LIBOR + 2.25%, 0.75% Floor ..............     3.55%       06/30/23          1,185,969
      2,992,500  Sprint Communications, Inc., Initial Term
                    Loan, 3 Mo. LIBOR + 2.50%, 0.75%
                    Floor ...................................     3.75%       02/02/24          2,992,500
        400,000  Summit Midstream Partners Holdings LLC,
                    Term  Loan, 3 Mo. LIBOR + 6.00%,
                    1.00% Floor .............................     7.24%       05/16/22            405,000
      1,650,000  Telenet Financing USD LLC, Term Loan AI
                    Facility, 3 Mo. LIBOR + 2.75%, 0.00%
                    Floor ...................................     3.98%       06/30/25          1,652,524


                        See Notes to Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
(MFD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                   STATED
     VALUE                       DESCRIPTION                    RATE (d)    MATURITY (e)       VALUE
---------------  --------------------------------------------   ---------   ------------   --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                 UNITED STATES (CONTINUED)
$       600,000  Telenet Financing USD LLC, Term Loan AI2
                    Facility Loan, 3 Mo. LIBOR + 2.75%,
                    0.00% Floor .............................     3.91%       06/30/25     $      600,918
      1,866,992  Uniti Group, Inc., Term Loan B, 3 Mo.
                    LIBOR + 3.00%, 1.00% Floor ..............     4.24%       10/24/22          1,803,197
      1,000,000  Unitymedia Finance LLC, Term Loan B, 3
                    Mo. LIBOR + 2.25%, 0.00% Floor ..........     3.49%       09/30/25            995,000
      2,000,000  UPC Financing Partnership, Facility AP, 3
                    Mo. LIBOR + 2.75%, 0.00% Floor ..........     3.98%       04/15/25          2,003,220
      2,253,847  WideOpenWest Finance LLC, Refinancing Term B
                    Loan, 3 Mo. LIBOR + 3.25%, 1.00%
                    Floor ...................................     4.48%       08/19/23          2,247,649
        920,224  Windstream Services LLC, New Tranche B-6
                    Term Loan, 3 Mo. LIBOR + 4.00%,
                    0.75% Floor .............................     5.23%       03/30/21            838,784
          2,324  Windstream Services LLC, New Tranche B-6
                    Term Loan, 3 Mo. LIBOR + 4.00%,
                    0.75% Floor .............................     5.27%       03/30/21              2,118
                                                                                           --------------
                                                                                               35,778,535
                                                                                           --------------
                 TOTAL SENIOR FLOATING-RATE LOAN INTERESTS .............................       40,401,378
                 (Cost $40,577,854)                                                        --------------

                 TOTAL INVESTMENTS - 127.9% ............................................      149,965,069
                 (Cost $140,156,190) (f)

                 OUTSTANDING LOANS - (36.2%) ...........................................      (42,500,000)

                 NET OTHER ASSETS AND LIABILITIES - 8.3% ...............................        9,757,941
                                                                                           --------------
                 NET ASSETS - 100.0% ...................................................   $  117,223,010
                                                                                           ==============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation.

(b) All or a portion of these securities serve as collateral for the outstanding loan.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at August 31, 2017.

(e) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.


                        See Notes to Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
(MFD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)


(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of August 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $13,401,123 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,592,244. The net unrealized appreciation was $9,808,879.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                    TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT          QUOTED        OBSERVABLE    UNOBSERVABLE
                                                  8/31/2017          PRICES          INPUTS         INPUTS
                                                --------------   --------------   ------------   -------------
Common Stocks*................................  $   89,253,754   $   89,253,754   $         --   $          --
Master Limited Partnerships*..................      20,309,937       20,309,937             --              --
Senior Floating-Rate Loan Interests:
     United States............................      35,778,535               --     34,733,215       1,045,320
     Other Country Categories*................       4,622,843               --      4,622,843              --
                                                --------------   --------------   ------------   -------------
Total Investments.............................  $  149,965,069   $  109,563,691   $ 39,356,058   $   1,045,320
                                                ==============   ==============   ============   =============

*See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at August 31, 2017.

Level 3 Senior Floating-Rate Loan Interests are valued by the Advisor's Pricing Committee. Level 3 Senior Floating-Rate Loan Interests are valued based on third-party pricing service prices obtained from dealer runs and indicative sheets from brokers. These values are based on unobservable and non-quantitative inputs. The Fund's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.


                        See Notes to Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
(MFD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)


BEGINNING BALANCE AT NOVEMBER 30, 2016
Senior Floating-Rate Loan Interests                    $ 1,101,520
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation         (56,200)
Purchases                                                       --
Sales                                                           --
Transfers In                                                    --
Transfers Out                                                   --
ENDING BALANCE AT  AUGUST 31, 2017
                                                       -----------
Senior Floating-Rate Loan Interests                      1,045,320
                                                       -----------
Total Level 3 holdings                                 $ 1,045,320
                                                       ===========

There was a net change of $(56,200) in unrealized appreciation (depreciation) from Level 3 investments held as of August 31, 2017.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                     (MFD)
                          AUGUST 31, 2017 (UNAUDITED)


                                1. ORGANIZATION

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on January 21, 2004 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol MFD on the New York Stock Exchange ("NYSE").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, master limited partnerships ("MLPs") and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4) issuer-specific conditions (such as significant credit deterioration); and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                     (MFD)
                          AUGUST 31, 2017 (UNAUDITED)


      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees (see above). For certain foreign equity securities, a third-party pricing service may be utilized to determine fair value. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

The Senior Floating-Rate Loan interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans. If the third-party pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, the Advisor's Pricing Committee may value such Senior Loan at a fair value according to procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. Fair valuation of a Senior Loan is based on the consideration of all available information, including, but not limited to the following:

      1)    the fundamental business data relating to the issuer or borrower;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of the security;

      4)    the financial statements of the borrower;

      5) the credit quality and cash flow of the issuer, based on the sub-advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

     10) the business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's management;

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                     (MFD)
                          AUGUST 31, 2017 (UNAUDITED)


(1) The terms "security" and "securities" used throughout the Notes to Portfolio of Investments include Senior Loans.

     11) the prospects for the borrower's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

     12)    borrower's competitive position within the industry;

     13) borrower's ability to access additional liquidity through public and/or private markets; and

     14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of August 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. At August 31, 2017, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund did not have any unfunded delayed draw loan commitments as of August 31, 2017.

D. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Macquarie/First Trust Global Infrastructure/Utilities
                               Dividend & Income Fund
             -----------------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: October 19, 2017
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: October 19, 2017
     ------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade
                                        Treasurer, Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: October 19, 2017
     ------------------

*Print the name and title of each signing officer under his or her signature.